Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 26, 2024	Dec. 28, 2023	Dec. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company provides the following disclosure for its three most recent fiscal years. The Board and the Compensation and Leadership Committee did not consider the pay versus performance disclosure below in making their pay decisions for any of the years presented. See “Compensation Discussion and Analysis” for information about the decisions made by the Board and the Compensation and Leadership Committee with respect to NEO compensation for the years discussed.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income (Loss) (in $ millions)
2024	$9,693,147	$11,157,560	$3,348,770	$2,840,412	$24.0	$(22.4)
2023	$4,594,126	$4,901,525	$1,969,312	$2,004,290	$15.4	$705.2
2022	$2,571,657	$706,104	$1,391,152	$773,300	$12.5	$(28.8)

(1)
The below adjustments were made to determine compensation actually paid to the PEO and Non-PEO NEOs from the total on the Summary Compensation Table.

	2024		2023		2022
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for amounts reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for applicable FY	$(7,510,860)	$(2,428,337)	$(886,968)	$(9,404)	$(928,770)	$(417,432)
Increased based on ASC 718 fair value of awards granted during the applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$6,256,863	$1,322,347	$1,107,841	$16,924	$56,962	$43,343
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$2,089,400	$598,300	$—	$—	$—	$—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$478,453	$—	$61,103	$27,956	$(737,408)	$(221,469)
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$150,556	$(667)	$25,423	$1,482	$(195,045)	$(1,850)
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	$—	$—	$—	$(1,980)	$(61,292)	$(20,444)
Total Adjustments	$1,464,413	$(508,357)	$307,399	$34,978	$(1,865,553)	$(617,852)

(2)
In 2024, the Non-PEO NEOs consisted of Mr. Felenstein, Mr. Ng and Ms. Woods. In 2023 and 2022, the Non-PEO NEOs consisted of Messrs. Felenstein and Ng.

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 56.0%. Net Loss increased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.2% and the Average Compensation Actually Paid to Non-PEO NEOs increased 159.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the TSR increase of 23.4% and Net Income increased year over year by 2548.6% from 2022 to 2023. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Named Executive Officers, Footnote	(2) In 2024, the Non-PEO NEOs consisted of Mr. Felenstein, Mr. Ng and Ms. Woods. In 2023 and 2022, the Non-PEO NEOs consisted of Messrs. Felenstein and Ng.
PEO Total Compensation Amount	$ 9,693,147	$ 4,594,126	$ 2,571,657
PEO Actually Paid Compensation Amount	$ 11,157,560	4,901,525	706,104
Adjustment To PEO Compensation, Footnote
(1)
The below adjustments were made to determine compensation actually paid to the PEO and Non-PEO NEOs from the total on the Summary Compensation Table.

	2024		2023		2022
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for amounts reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for applicable FY	$(7,510,860)	$(2,428,337)	$(886,968)	$(9,404)	$(928,770)	$(417,432)
Increased based on ASC 718 fair value of awards granted during the applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$6,256,863	$1,322,347	$1,107,841	$16,924	$56,962	$43,343
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$2,089,400	$598,300	$—	$—	$—	$—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$478,453	$—	$61,103	$27,956	$(737,408)	$(221,469)
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$150,556	$(667)	$25,423	$1,482	$(195,045)	$(1,850)
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	$—	$—	$—	$(1,980)	$(61,292)	$(20,444)
Total Adjustments	$1,464,413	$(508,357)	$307,399	$34,978	$(1,865,553)	$(617,852)

Non-PEO NEO Average Total Compensation Amount	$ 3,348,770	1,969,312	1,391,152
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,840,412	2,004,290	773,300
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The below adjustments were made to determine compensation actually paid to the PEO and Non-PEO NEOs from the total on the Summary Compensation Table.

	2024		2023		2022
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for amounts reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for applicable FY	$(7,510,860)	$(2,428,337)	$(886,968)	$(9,404)	$(928,770)	$(417,432)
Increased based on ASC 718 fair value of awards granted during the applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$6,256,863	$1,322,347	$1,107,841	$16,924	$56,962	$43,343
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$2,089,400	$598,300	$—	$—	$—	$—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$478,453	$—	$61,103	$27,956	$(737,408)	$(221,469)
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$150,556	$(667)	$25,423	$1,482	$(195,045)	$(1,850)
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	$—	$—	$—	$(1,980)	$(61,292)	$(20,444)
Total Adjustments	$1,464,413	$(508,357)	$307,399	$34,978	$(1,865,553)	$(617,852)

Compensation Actually Paid vs. Total Shareholder Return

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 56.0%. Net Loss increased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.2% and the Average Compensation Actually Paid to Non-PEO NEOs increased 159.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the TSR increase of 23.4% and Net Income increased year over year by 2548.6% from 2022 to 2023. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Compensation Actually Paid vs. Net Income

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 56.0%. Net Loss increased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.2% and the Average Compensation Actually Paid to Non-PEO NEOs increased 159.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the TSR increase of 23.4% and Net Income increased year over year by 2548.6% from 2022 to 2023. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Total Shareholder Return Amount	$ 24	15.4	12.5
Net Income (Loss)	(22,400,000)	705,200,000	(28,800,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,464,413	307,399	(1,865,553)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,510,860)	(886,968)	(928,770)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,256,863	1,107,841	56,962
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,453	61,103	(737,408)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,089,400	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,556	25,423	(195,045)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(61,292)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,357)	34,978	(617,852)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,428,337)	(9,404)	(417,432)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,322,347	16,924	43,343
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,956	(221,469)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	598,300	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(667)	1,482	(1,850)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,980)	$ (20,444)